OTHER NON-INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-INTEREST INCOME [Abstract]
Other Non-interest Income
Other non-interest income for the years ended December 31 follows:

	2019	2018	2017
	(In thousands)

Investment and insurance commissions	$1,658	$1,971	$1,968
ATM fees	1,403	1,457	1,446
Bank owned life insurance	1,111	970	1,061
Other	5,110	4,362	3,693
Total other non-interest income	$9,282	$8,760	$8,168